Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan Document to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.